As filed with the Securities and Exchange Commission on March 3, 1999

                                                     Registration No. 33-98062
                                                                      811-8814

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
                          Pre-Effective Amendment No.                   [ ]
                        Post-Effective Amendment No. 4                  [x]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                                 Amendment No. 8

                        COMPANION LIFE SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                        COMPANION LIFE INSURANCE COMPANY
                               (Name of Depositor)

               401 Theodore Fremd Avenue, Rye, New York 10580-1493
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (402) 351-5087

                     Name and Address of Agent for Service:
                            Kenneth W. Reitz, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008

                Flexible Payment Variable Deferred Annuity Policy

        It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

      [ ]      immediately upon filing pursuant to paragraph (b)
      [ ]      on ___________ pursuant to paragraph (b)
      [x]      60 days after filing pursuant to paragraph (a)(i)
      [ ]      on ___________ pursuant to paragraph (a)(i)
      [ ]      75 days after filing pursuant to paragraph (a)(ii)
      [ ]      on ___________ pursuant to paragraph (a)(ii)

        If appropriate, check the following box:
      [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The sole purpose of this Amended Registration is to delay the post-effective date of the prior post-effective amendment filed on January 13, 1999. Parts A, B and C of the prior filing (post-effective amendment No. 3 to Form N-4, File No. 33-98062) are incorporated by reference.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment No. 4 to the Registration Statement on Form N-4 (File No. 33-98062) to be signed on its behalf, in the City of Omaha and State of Nebraska, on this 3rd day of March, 1999.

                                     COMPANION LIFE SEPARATE ACCOUNT C

                                     COMPANION LIFE INSURANCE COMPANY
                                     Depositor

                                     /s/ Kenneth W. Reitz
                                     ---------------------------------------
                                     By:    Kenneth W. Reitz
                                     Assistant Secretary


        As required by the Securities Act of 1933, this Post-effective amendment No. 4 Registration Statement has been signed by the following persons on March 3, 1999 in the capacities and on the duties indicated.


Signatures                                  Title

   /s/ John W. Weekly by Kenneth W. Reitz*
-----------------------
John W. Weekly                              Chairman

   /s/ Fred C. Boddy by Kenneth W. Reitz*
------------------------
Fred C. Boddy                              Vice President and Treasurer
                                           (Principal Financial & Accounting
                                           Officer)


        /s/ Kenneth W. Reitz
by __________________________________, for and on behalf of:
        Kenneth W. Reitz

            John W. Weekly*          Chairman
            William G. Campbell*     Director
            Samuel L. Foggie*        Director
            M. Jane Huerter*         Director
            Charles T. Locke*        Director
            John L. Maginn*          Director
            Oscar S. Straus*         Director
            John A. Sturgeon*        Director

* These individuals have granted Powers of Attorney executed on and between July 13 and August 1, 1995, whereby Kenneth W. Reitz is authorized to execute this Registration Statement on their behalf.